             ----------------------
             SEI DAILY INCOME TRUST
             ----------------------
             SEMI-ANNUAL REPORT
             ----------------------



                                 July 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

STATEMENTS OF NET ASSETS ...................................................   1
STATEMENTS OF OPERATIONS ...................................................  14
STATEMENTS OF CHANGES IN NET ASSETS ........................................  16
FINANCIAL HIGHLIGHTS .......................................................  20
NOTES TO FINANCIAL STATEMENTS ..............................................  24

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Daily Income Trust -- July 31, 1995 (Unaudited)
MONEY MARKET PORTFOLIO

-------------------------------------------------------------
                                         Face
Description                          Amount (000) Value (000)
-------------------------------------------------------------
COMMERCIAL PAPER -- 59.8%
 American General Finance
  5.690%, 10/23/95                     $ 1,600     $  1,579
 American Home Products
  5.900%, 09/22/95                       3,000        2,974
 Asset Securitization
  5.750%, 09/15/95                       3,000        2,978
 Baxter International
  6.000%, 08/18/95                       2,000        1,994
 Commerzbank AG New York
  5.950%, 08/15/95                       5,000        4,988
 CSW Credit
  5.950%, 08/15/95                       8,000        7,983
 Delaware Funding
  5.970%, 08/14/95                       5,000        4,989
 General Motors Acceptance
  5.800%, 09/19/95                       8,000        7,937
 Indosuez North America
  5.800%, 10/13/95                       8,000        7,906
 International Lease Finance
  5.900%, 09/07/95                       7,000        6,958
 Kredietbank North America Finance
  5.900%, 09/08/95                       1,000          994
 New Center Asset Trust
  5.920%, 08/01/95                       4,000        4,000
 Pennsylvania Power & Light
  5.800%, 08/28/95                       4,000        3,983
 Prudential Funding
  5.740%, 08/30/95                       3,000        2,986
 Toshiba America
  5.950%, 08/11/95                       3,000        2,995
  5.870%, 11/13/95                       2,000        1,966
 Whirlpool Finance
  5.760%, 09/07/95                       3,000        2,982
                                                   --------
Total Commercial Paper
 (Cost $70,192)                                      70,192
                                                   --------
CERTIFICATES OF DEPOSIT -- 13.6%
 Banque National De Paris
  6.210%, 06/28/96                       3,000        3,000
 Canadian Imperial Bank
  6.410%, 05/17/96                       5,000        5,000
 First of America Bank
  6.040%, 08/16/95                       8,000        8,000
                                                   --------
Total Certificates of Deposit
 (Cost $16,000)                                      16,000
                                                   --------
FLOATING RATE INSTRUMENTS -- 12.8%
 General Electric MTN
  6.125%, 08/22/95 (A)                   3,000        3,002
 People's Security Funding Agreement
  6.360%, 10/29/95 (A)                   5,000        4,999

------------------------------------------------------------------------------
                                                          Face
Description                                           Amount (000) Value (000)
------------------------------------------------------------------------------
 SMM Trust (1994-B)
  6.238%, 08/11/95 (A)                                  $ 5,000     $  5,000
 SMM Trust (1995-I)
  5.895%, 08/29/95 (A)                                    2,000        2,000
                                                                    --------
Total Floating Rate Instruments
 (Cost $15,001)                                                       15,001
                                                                    --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.8%
 SLMA
  5.830%, 08/07/95 (A)                                   15,000       15,000
                                                                    --------
Total U.S. Government Agency Obligations
 (Cost $15,000)                                                       15,000
                                                                    --------
REPURCHASE AGREEMENT -- 1.3%
 Aubrey Lanston
  5.82%, dated 07/31/95, matures 08/01/95, repurchase
  price $1,473,238 (collateralized by U.S. Treasury
  Note, par value $1,415,000, 7.75%, matures
  12/31/99: market value $1,506,000)                      1,473        1,473
                                                                    --------
Total Repurchase Agreement
 (Cost $1,473)                                                         1,473
                                                                    --------
Total Investments -- 100.3%
 (Cost $117,666)                                                     117,666
                                                                    --------
OTHER ASSETS AND LIABILITIES -- (0.3%)
 Other assets and liabilities, net                                      (394)
                                                                    --------
NET ASSETS:
 Portfolio shares of Class A (unlimited
  authorization -- no par value) based on 110,577,510
  outstanding shares of beneficial interest                          110,577
 Portfolio shares of Class B (unlimited
  authorization -- no par value) based on 4,804,759
  outstanding shares of beneficial interest                            4,805
 Portfolio shares of Class C (unlimited
  authorization -- no par value) based on 1,896,206
  outstanding shares of beneficial interest                            1,896
 Accumulated net realized loss on investments                             (6)
                                                                    --------
TOTAL NET ASSETS -- 100.0%                                          $117,272
                                                                    ========

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Daily Income Trust -- July 31, 1995 (Unaudited)
MONEY MARKET PORTFOLIO

------------------------------------------------------------------------------
                                                          Face
Description                                           Amount (000) Value (000)
------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE -- CLASS A                                              $     1.00
                                                                   ==========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE -- CLASS B                                              $     1.00
                                                                   ==========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE -- CLASS C                                              $     1.00
                                                                   ==========

(A) Floating Rate Instrument. Rate reflected on the Statement of Net Assets is the rate in effect on July 31, 1995. The date shown is the longer of the reset date or the demand date.
MTN Medium Term Note
SLMA Student Loan Marketing Association
GOVERNMENT PORTFOLIO

U.S GOVERNMENT AGENCY OBLIGATIONS -- 86.0%
 FHLB
  5.790%, 08/01/95 (A)                      $30,000 $ 29,995
  6.183%, 09/06/95                           20,400   20,279
 FHLMC
  6.093%, 08/01/95                           23,000   23,000
  6.105%, 08/01/95                           10,000   10,000
  6.062%, 08/03/95                            9,360    9,357
  6.066%, 08/07/95                           10,000    9,990
  5.925%, 09/21/95                           25,000   24,796
  5.724%, 10/02/95                            5,000    4,952
  5.742%, 10/31/95                           10,000    9,859
  5.764%, 10/31/95                           27,000   26,618
  5.768%, 11/27/95                           17,357   17,040
  5.969%, 11/27/95                           10,000    9,813
 FNMA
  6.101%, 08/04/95                            4,000    3,998
  5.820%, 08/07/95 (A)                       22,000   22,000
  6.083%, 08/14/95                           50,000   49,890
  6.066%, 08/15/95                           25,000   24,943
  6.313%, 09/01/95                           20,000   19,896
  6.266%, 09/15/95                           16,400   16,277
  6.269%, 09/21/95                           30,000   29,745
  5.864%, 09/22/95                           10,000    9,918
  6.281%, 09/29/95                           10,000    9,902
  5.830%, 10/23/95                            3,550    3,504
  5.759%, 10/25/95                           25,190   24,857
  5.883%, 10/25/95                           18,905   18,651
  5.945%, 11/13/95                            3,000    2,951
  5.769%, 11/20/95                            1,550    1,524
  5.736%, 11/21/95                            5,000    4,913
  5.815%, 11/21/95                            5,000    4,913
                                                    --------
Total U.S Government Agency Obligations
 (Cost $443,581)                                     443,581
                                                    --------

------------------------------------------------------------------------------
                                                          Face
Description                                           Amount (000) Value (000)
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 14.3%
 Aubrey Lanston
  5.82%, dated 07/31/95, matures 08/01/95, repurchase
  price $6,671,078 (collateralized by U.S. Treasury
  Note, par value $6,321,000, 7.50%, matures
  05/15/02: market value $6,817,000)                    $ 6,670     $  6,670
 Lehman Brothers
  5.83%, dated 07/31/95, matures 08/01/95, repurchase
  price $15,002,429 (collateralized by U.S. Treasury
  Bill, par value $15,830,000, 0.00%, matures
  03/07/96: market value $15,309,000)                    15,000       15,000
 UBS
  5.88%, dated 07/31/95, matures 08/01/95, repurchase
  price $52,108,510 (collateralized by various FNMA
  obligations, total par value $53,175,629, 7.50%-
  8.50%, matures 07/01/25: total market value
  $53,142,000)                                           52,100       52,100
                                                                    --------
Total Repurchase Agreements
 (Cost $73,770)                                                       73,770
                                                                    --------
Total Investments -- 100.3%
 (Cost $517,351)                                                     517,351
                                                                    --------
OTHER ASSETS AND LIABILITIES -- (0.3%)
 Other assets and liabilities, net                                    (1,689)
                                                                    --------
NET ASSETS:
 Portfolio shares of Class C (unlimited
  authorization -- no par value) based on 515,673,513
  outstanding shares of beneficial interest                          515,674
 Accumulated net realized loss on investments                            (12)
                                                                    --------
TOTAL NET ASSETS -- 100.0%                                          $515,662
                                                                    ========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE -- CLASS C                                               $   1.00
                                                                    ========

(A) Floating Rate Instrument. Rate reflected on the Statement of Net Assets is the rate in effect on July 31, 1995. The date shown is the longer of the reset date or the demand date.
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association

--------------------------------------------------------------------------------
GOVERNMENT II PORTFOLIO

----------------------------------------------------------------------
                                                  Face
Description                                   Amount (000) Value (000)
----------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 100.3%
 FFCB
  5.785%, 08/15/95                              $11,000     $ 10,976
  6.040%, 08/15/95                                2,000        1,995
  5.753%, 08/28/95                                3,340        3,326
  5.746%, 08/30/95                               25,000       24,887
  6.364%, 08/31/95                                9,790        9,740
  6.199%, 09/06/95                               13,000       12,923
  5.899%, 09/11/95                                8,000        7,948
  5.900%, 09/12/95                                4,000        3,973
  6.297%, 09/12/95                                1,240        1,231
  5.763%, 09/13/95                                9,415        9,352
  5.901%, 09/18/95                               10,000        9,923
  5.766%, 10/31/95                                5,000        4,929
 FHLB
  5.790%, 08/01/95 (A)                            7,800        7,799
  5.811%, 08/01/95                                7,550        7,550
  5.831%, 08/01/95                                8,225        8,225
  6.223%, 08/03/95                               25,000       24,992
  6.063%, 08/04/95                               33,000       32,984
  6.155%, 08/04/95                                7,000        6,997
  6.076%, 08/07/95                                4,185        4,181
  5.758%, 08/14/95                                5,000        4,990
  6.062%, 08/15/95                               50,000       49,885
  5.781%, 08/21/95                                2,500        2,492
  5.939%, 08/23/95                               30,000       29,894
  6.163%, 08/23/95                               25,750       25,657
  6.232%, 08/28/95                               28,000       27,874
  6.042%, 08/30/95                               30,000       29,859
  6.380%, 09/05/95                               18,540       18,430
  5.764%, 09/15/95                                2,840        2,820
  6.062%, 09/18/95                                1,825        1,811
  6.141%, 09/20/95                                3,000        2,975
  6.268%, 09/21/95                               19,195       19,032
  6.273%, 09/27/95                               12,000       11,886
  6.315%, 09/27/95                               15,000       14,857
  5.900%, 09/28/95                               52,000       51,518
  6.068%, 10/02/95                                9,760        9,662
  5.877%, 10/05/95                                1,250        1,237
  6.257%, 10/05/95                                5,000        4,946
  5.825%, 10/06/95                                4,605        4,557
  6.180%, 10/10/95                                3,200        3,163
  6.252%, 10/10/95                                7,000        6,919
  6.205%, 10/13/95                               18,440       18,218
  5.847%, 10/18/95                                5,000        4,939
  5.728%, 10/19/95                               10,000        9,878
  5.747%, 10/23/95                               23,655       23,350
  5.832%, 10/25/95                               25,000       24,667
  5.795%, 11/10/95                               74,165       72,999
  5.809%, 11/14/95                                4,000        3,935
  5.948%, 11/16/95                               13,970       13,733
  5.751%, 11/20/95                                4,775        4,693

------------------------------------------------------------------------------
                                                          Face
Description                                           Amount (000) Value (000)
------------------------------------------------------------------------------
  5.816%, 11/21/95                                      $ 2,865     $  2,815
  5.836%, 11/24/95                                        4,135        4,061
  5.822%, 11/27/95                                        1,290        1,266
 SLMA
  5.810%, 08/07/95 (A)                                   35,000       35,000
  5.830%, 08/07/95 (A)                                   20,000       20,000
  5.850%, 08/07/95 (A)                                   44,450       44,453
  5.860%, 08/07/95 (A)                                   30,000       30,000
  5.990%, 08/07/95 (A)                                   30,000       30,098
                                                                    --------
Total U.S. Government Agency Obligations
 (Cost $862,500)                                                     862,500
                                                                    --------
Total Investments -- 100.3%
 (Cost $862,500)                                                     862,500
                                                                    --------
OTHER ASSETS AND LIABILITIES -- (0.3%)
 Other assets and liabilities, net                                    (2,223)
                                                                    --------
NET ASSETS:
 Portfolio shares of Class A (unlimited
  authorization -- no par value) based on 841,574,555
  outstanding shares of beneficial interest                          841,575
 Portfolio shares of Class B (unlimited
  authorization -- no par value) based on 18,873,559
  outstanding shares of beneficial interest                           18,873
 Accumulated net realized loss on investments                           (171)
                                                                    --------
TOTAL NET ASSETS -- 100.0%                                          $860,277
                                                                    ========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE -- CLASS A                                               $   1.00
                                                                    ========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE -- CLASS B                                               $   1.00
                                                                    ========

(A) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 1995. The date shown is the longer of the reset date or the demand date.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
SLMA Student Loan Marketing Association

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Daily Income Trust -- July 31, 1995 (Unaudited)
PRIME OBLIGATION PORTFOLIO

-----------------------------------------------------
                                 Face
Description                  Amount (000) Value (000)
-----------------------------------------------------
COMMERCIAL PAPER -- 74.8%
 American Express Credit
  5.670%, 10/16/95             $ 20,000   $   19,761
  5.900%, 10/19/95               25,000       24,676
  5.750%, 11/02/95               15,000       14,777
  5.660%, 11/21/95               15,000       14,736
 American General Finance
  5.690%, 10/23/95               25,000       24,672
  5.650%, 11/21/95               10,000        9,824
 American Home Products
  5.970%, 08/09/95               25,000       24,967
  5.930%, 08/24/95                9,000        8,966
  5.730%, 09/18/95                8,000        7,939
  5.700%, 09/25/95                8,000        7,930
  5.720%, 09/26/95               15,000       14,867
 AON Corporation
  5.750%, 09/05/95               13,110       13,037
 Associates of North America
  5.950%, 08/07/95               51,000       50,950
  5.670%, 10/16/95               15,000       14,820
 BankAmerica
  5.710%, 09/12/95               50,000       49,667
 Bear Stearns
  5.840%, 08/04/95               20,000       19,990
  5.700%, 09/15/95               30,000       29,786
  5.750%, 09/22/95               25,000       24,792
 Beneficial Corporation
  5.940%, 08/09/95               25,000       24,967
  5.900%, 09/21/95               20,000       19,833
  5.670%, 10/16/95               30,000       29,641
 Central & Southwest
  6.010%, 08/04/95               10,800       10,795
  5.870%, 09/22/95               10,000        9,915
 CIESCO LP
  5.930%, 08/10/95               12,500       12,481
  5.930%, 08/11/95               16,000       15,974
  5.850%, 09/12/95                5,000        4,966
  5.720%, 09/14/95                5,800        5,759
  5.690%, 09/22/95               29,000       28,762
 CIT Group Holdings
  5.700%, 10/20/95               25,000       24,683
  5.680%, 12/06/95               30,000       29,399
 Corporate Asset Funding
  5.920%, 08/01/95               15,000       15,000
  5.970%, 08/02/95               30,000       29,995
 CSW Credit
  5.950%, 08/15/95               10,000        9,977
  5.750%, 08/24/95               20,900       20,823
  5.750%, 08/25/95                6,300        6,276
  5.750%, 08/29/95               15,000       14,933
 Delaware Funding
  5.950%, 08/08/95               19,746       19,723
  5.970%, 08/14/95               40,000       39,914
  5.700%, 10/23/95               16,037       15,826

-------------------------------------------------------
                                   Face
Description                    Amount (000) Value (000)
-------------------------------------------------------
 Falcon Asset Securitization
  5.750%, 08/30/95               $ 12,900   $   12,840
  5.730%, 09/06/95                 10,525       10,465
 Ford Motor Credit
  5.950%, 09/05/95                 30,000       29,826
  5.740%, 09/29/95                 20,000       19,812
 General Electric Capital
  5.920%, 09/05/95                 20,000       19,885
  5.700%, 09/20/95                 30,000       29,763
 General Motors Acceptance
  5.870%, 10/18/95                 35,000       34,555
  5.750%, 10/24/95                 35,000       34,530
 Household Finance
  5.790%, 10/16/95                 22,000       21,731
 IBM Credit
  5.950%, 08/07/95                 10,000        9,990
  5.730%, 08/24/95                 30,000       29,890
  5.730%, 08/30/95                 15,000       14,931
  5.740%, 09/07/95                 20,000       19,882
 International Lease Finance
  5.900%, 09/07/95                 10,000        9,939
  5.720%, 10/27/95                 25,000       24,654
 John Deere Capital
  5.940%, 08/01/95                 50,000       50,000
  5.680%, 11/21/95                 30,000       29,470
 Matterhorn Capital
  5.750%, 08/17/95                 15,000       14,962
  5.750%, 08/28/95                 12,196       12,143
 McKenna Triangle National
  5.750%, 08/25/95                  5,000        4,981
  5.730%, 09/08/95                 25,000       24,849
 Merrill Lynch
  5.700%, 09/14/95                 30,000       29,791
  5.730%, 09/22/95                 30,000       29,752
 Monsanto
  5.720%, 11/15/95                 12,500       12,289
 New Center Asset Trust
  5.920%, 08/01/95                 20,000       20,000
 Norwest Corporation
  5.980%, 08/07/95                 10,000        9,990
  5.660%, 11/20/95                 35,000       34,389
 Norwest Financial
  6.000%, 08/01/95                 15,000       15,000
 Philip Morris
  5.960%, 08/03/95                 22,000       21,993
  5.770%, 08/07/95                 15,000       14,986
  6.000%, 08/07/95                 24,000       23,976
  5.750%, 08/17/95                 15,000       14,962
 Preferred Receivables Funding
  5.750%, 08/16/95                  8,825        8,804
  5.730%, 09/20/95                 20,450       20,287
 Prudential Funding
  5.740%, 08/30/95                 20,000       19,908

--------------------------------------------------------------------------------

---------------------------------------------------------------------
                                                 Face
Description                                  Amount (000) Value (000)
---------------------------------------------------------------------
 Puerto Rico Development Bank
  5.770%, 08/25/95                             $ 14,000   $   13,946
  5.720%, 09/22/95                               46,500       46,116
 Riverwood Funding
  5.750%, 08/31/95                               25,000       24,880
 Safeco Credit
  5.700%, 09/13/95                               10,000        9,932
 Sears Roebuck Acceptance
  5.730%, 09/08/95                               35,000       34,788
  5.720%, 10/23/95                               30,000       29,604
 Transamerica Finance
  5.970%, 09/05/95                               19,000       18,890
 Whirlpool Corporation
  6.020%, 08/01/95                               15,000       15,000
  5.750%, 08/25/95                               20,000       19,923
  5.750%, 09/06/95                               15,758       15,667
                                                          ----------
Total Commercial Paper
 (Cost $1,729,770)                                         1,729,770
                                                          ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.5%
 FHLB
  6.315%, 08/23/95                               35,000       34,871
 FNMA
  6.098%, 08/02/95                               22,000       21,996
  6.095%, 08/04/95                               35,000       34,983
  6.101%, 08/04/95                               35,000       34,983
  5.820%, 08/07/95 (A)                          100,000      100,000
  5.878%, 10/10/95                               20,000       19,778
 SLMA
  5.830%, 08/07/95 (A)                           47,600       47,600
  5.840%, 08/07/95 (A)                           16,000       16,002
  5.850%, 08/07/95 (A)                           47,000       47,007
                                                          ----------
Total U.S. Government Agency Obligations
 (Cost $357,220)                                             357,220
                                                          ----------
FLOATING RATE
 INSTRUMENTS -- 7.5%
 Allstate Life Insurance
  6.163%, 10/29/95 (A)                           15,000       15,000
 CoreStates Capital
  5.870%, 08/10/95 (A)                           22,000       22,000
 People's Security Funding Agreement
  6.360%, 10/29/95 (A)                           62,000       62,000
 SMM Trust (1994-B)
  6.238%, 08/11/95 (A)                           25,000       25,000
 SMM Trust (1995-I)
  5.895%, 08/29/95 (A)                           50,000       49,988
                                                          ----------
Total Floating Rate Instruments
 (Cost $173,988)                                             173,988
                                                          ----------

------------------------------------------------------------------------------
                                                          Face
Description                                           Amount (000) Value (000)
------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 2.2%
 West One Bank
  6.000%, 10/02/95                                      $ 10,000    $  10,000
  5.780%, 10/11/95                                        40,000       40,000
                                                                   ----------
Total Certificates of Deposit
 (Cost $50,000)                                                        50,000
                                                                   ----------
REPURCHASE AGREEMENTS -- 0.4%
 Aubrey Lanston
  5.82%, dated 07/31/95, matures 08/01/95, repurchase
  price $2,928,473 (collateralized by U.S. Treasury
  Note, par value $2,774,000, 7.50%, matures
  05/15/02: market value $2,991,000)                       2,928        2,928
 UBS
  5.88%, dated 07/31/95, matures 08/01/95, repurchase
  price $7,001,143 (collateralized by various FNMA
  obligations, total par value $7,122,331, 7.50%-
  9.00%, 01/01/08-07/01/25: total market value
  $7,142,000)                                              7,000        7,000
                                                                   ----------
Total Repurchase Agreements
 (Cost $9,928)                                                          9,928
                                                                   ----------
Total Investments -- 100.4%
 (Cost $2,320,906)                                                  2,320,906
                                                                   ----------
OTHER ASSETS AND LIABILITIES -- (0.4%)
 Other assets and liabilities, net                                     (8,855)
                                                                   ----------
NET ASSETS:
 Portfolio shares of Class A (unlimited
  authorization -- no par value) based on
  2,287,941,259 outstanding shares of beneficial
  interest                                                          2,287,941
 Portfolio shares of Class B (unlimited
  authorization -- no par value) based on 24,144,188
  outstanding shares of beneficial interest                            24,144
 Accumulated net realized loss on investments                             (34)
                                                                   ----------
TOTAL NET ASSETS -- 100.0%                                         $2,312,051
                                                                   ==========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE -- CLASS A                                              $     1.00
                                                                   ==========

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Daily Income Trust -- July 31, 1995 (Unaudited)
PRIME OBLIGATION PORTFOLIO

------------------------------------------------------------------------------
                                                          Face
Description                                           Amount (000) Value (000)
------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE -- CLASS B                                               $    1.00
                                                                    =========

(A) Floating Rate Instrument. Rate reflected on the Statement of Net Assets is the rate in effect on July 31, 1995. The date shown is the longer of the reset date or the demand date.
FHLB Federal Home Loan Bank
FNMA Federal National Mortgage Association
LP  Limited Partnership
SLMA Student Loan Marketing Association

TREASURY PORTFOLIO
U.S. TREASURY OBLIGATION -- 25.8%
 United States Treasury Bills
  6.380%, 08/10/95                                              $ 8,000 $ 7,989
  6.133%, 09/14/95                                                3,000   2,978
  6.068%, 10/26/95                                                2,000   1,972
                                                                        -------
Total U.S. Treasury Obligation
 (Cost $12,939)                                                          12,939
                                                                        -------
REPURCHASE AGREEMENTS -- 74.6%
 Aubrey Lanston
  5.82%, dated 07/31/95, matures 08/01/95, repurchase price
  $8,501,374 (collateralized by U.S. Treasury Note, par value
  $8,160,000, 7.125%, matures 02/29/00: market value
  $8,685,000)                                                     8,500   8,500
 Donaldson, Lufkin, & Jenrette
  5.86%, dated 07/31/95, matures 08/01/95, repurchase price
  $5,000,814 (collateralized by U.S. Treasury Note, par value
  $4,913,000, 6.875%, matures 03/31/97: market value
  $5,101,000)                                                     5,000   5,000
 J.P. Morgan
  5.82%, dated 07/31/95, matures 08/01/95, repurchase price
  $10,001,616 (collateralized by U.S. Treasury Note, par value
  $10,584,000, 5.00%, matures 01/31/99: market value
  $10,214,000)                                                   10,000  10,000
 Lehman Brothers
  5.83%, dated 07/31/95, matures 08/01/95, repurchase price
  $10,001,619 (collateralized by U.S. Treasury Note, par value
  $9,900,000, 6.375%, matures 08/15/02: market value
  $10,180,000)                                                   10,000  10,000

------------------------------------------------------------------------------
                                                          Face
Description                                           Amount (000) Value (000)
------------------------------------------------------------------------------
 Nomura (A)
  5.76%, dated 07/31/95, matures 08/14/95, repurchase
  price $4,008,960 (collateralized by U.S. Treasury
  Note, par value $4,084,000, 5.875%, matures
  07/31/95: market value $4,082,000)                    $ 4,000      $ 4,000
                                                                     -------
Total Repurchase Agreements
 (Cost $37,500)                                                       37,500
                                                                     -------
Total Investments -- 100.4%
 (Cost $50,439)                                                       50,439
                                                                     -------
OTHER ASSETS AND LIABILITIES -- (0.4%)
 Other assets and liabilities, net                                      (205)
                                                                     -------
NET ASSETS:
 Portfolio shares of Class A (unlimited
  authorization -- no par value) based on 39,012,426
  outstanding shares of beneficial interest                           39,012
 Portfolio shares of Class C (unlimited
  authorization -- no par value) based on 11,220,381
  outstanding shares of beneficial interest                           11,220
 Accumulated net realized gain on investments                              2
                                                                     -------
TOTAL NET ASSETS -- 100.0%                                           $50,234
                                                                     =======
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE -- CLASS A                                                $  1.00
                                                                     =======
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE -- CLASS C                                                $  1.00
                                                                     =======

(A)Illiquid Security
TREASURY II PORTFOLIO

U.S. TREASURY OBLIGATIONS -- 99.8%
 United States Treasury Bills
   6.006%, 08/03/95                 $   515 $    515
   6.018%, 08/03/95                  17,750   17,744
   6.032%, 08/03/95                  15,000   14,995
   6.054%, 08/03/95                  23,000   22,993
   6.066%, 08/03/95                   1,200    1,200
   6.101%, 08/03/95                  15,000   14,995
   6.124%, 08/03/95                  25,000   24,992
   5.546%, 08/17/95                  38,045   37,953

--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                          Face
Description                                           Amount (000) Value (000)
------------------------------------------------------------------------------
   5.567%, 09/28/95                                     $ 1,555     $  1,541
   5.599%, 09/28/95                                      25,000       24,780
   5.633%, 09/28/95                                      70,000       69,382
   5.532%, 10/05/95                                      75,000       74,268
   5.554%, 10/12/95                                       1,550        1,533
   5.561%, 10/12/95                                       6,305        6,237
   5.571%, 10/12/95                                       3,020        2,987
   5.573%, 10/12/95                                      14,615       14,456
   5.589%, 10/12/95                                       7,455        7,374
   5.788%, 11/16/95                                      13,800       13,572
   5.796%, 11/16/95                                       2,285        2,247
   5.924%, 11/16/95                                       2,555        2,512
   6.057%, 04/04/96                                       3,370        3,239
   6.199%, 04/04/96                                       2,775        2,665
   6.208%, 04/04/96                                       4,440        4,264
   6.299%, 04/04/96                                       7,000        6,718
   6.301%, 04/04/96                                       1,995        1,915
   6.362%, 04/04/96                                       7,000        6,715
 United States Treasury Notes
  10.500%, 08/15/95                                      50,000       50,089
   3.875%, 08/31/95                                      50,000       49,924
                                                                    --------
Total U.S. Treasury Obligations
 (Cost $481,805)                                                     481,805
                                                                    --------
Total Investments -- 99.8%
 (Cost $481,805)                                                     481,805
                                                                    --------
OTHER ASSETS AND LIABILITIES -- 0.2%
 Other assets and liabilities, net                                       732
                                                                    --------
NET ASSETS:
 Portfolio shares of Class A (unlimited
  authorization -- no par value) based on 455,876,420
  outstanding shares of beneficial interest                          455,876
 Portfolio shares of Class B (unlimited
  authorization -- no par value) based on 24,640,160
  outstanding shares of beneficial interest                           24,640
 Portfolio shares of Class C (unlimited
  authorization -- no par value) based on 1,801,000
  outstanding shares of beneficial interest                            1,801
 Accumulated net realized gain on investments                            220
                                                                    --------
TOTAL NET ASSETS -- 100.0%                                          $482,537
                                                                    --------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE -- CLASS A                                               $   1.00
                                                                    ========

------------------------------------------------------------------------------
                                                          Face       Market
Description                                           Amount (000) Value (000)
------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE -- CLASS B                                               $    1.00
                                                                    =========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE -- CLASS C                                               $    1.00
                                                                    =========
SHORT-TERM GOVERNMENT PORTFOLIO
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 70.3%
 FFCB
  6.970%, 03/28/97                                      $11,000       $11,058
 FHLB
  6.940%, 03/14/97                                       10,000        10,107
 FHLMC
  6.500%, 10/01/07                                        4,516         4,389
 FNMA
  7.440%, 03/06/98                                        5,000         5,027
  5.390%, 08/05/98                                        4,000         3,895
  6.850%, 05/26/00                                        6,000         6,031
 FNMA CMO
  6.750%, 03/25/15                                        6,090         6,073
 FNMA MTN
  5.850%, 06/22/98                                        8,000         7,905
                                                                    ---------
Total U.S. Government Agency Obligations
 (Cost $54,218)                                                        54,485
                                                                    ---------
U.S. TREASURY OBLIGATIONS -- 19.8%
 United States Treasury Note
  6.750%, 06/30/99                                       15,000        15,308
                                                                    ---------
Total U.S. Treasury Obligations
 (Cost $15,275)                                                        15,308
                                                                    ---------
U.S. MORTGAGE-BACKED OBLIGATIONS -- 6.0%
 GNMA
  9.000%, 11/15/20                                           31            32
  9.000%, 10/15/21                                           32            34
  9.000%, 06/15/24                                           22            23
  9.000%, 11/15/24                                          694           729
  9.000%, 12/15/24                                        1,433         1,506
  9.000%, 01/15/25                                          968         1,017
  9.000%, 02/15/25                                          486           511
  9.000%, 05/15/25                                          792           832
                                                                    ---------
Total U.S. Mortgage-Backed Obligations
 (Cost $4,683)                                                          4,684
                                                                    ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Daily Income Trust -- July 31, 1995 (Unaudited)
SHORT-TERM GOVERNMENT PORTFOLIO

------------------------------------------------------------------------------
                                                          Face       Market
Description                                           Amount (000) Value (000)
------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.8%
 Paine Webber
  5.82%, dated 7/31/95, matures 08/01/95, repurchase
  price $2,197,355 (collateralized by U.S. Treasury
  Note, par value $1,790,000, 8.875%, matures
  08/15/17: market value $2,224,000)                    $ 2,197      $ 2,197
                                                                     -------
Total Repurchase Agreement
 (Cost $2,197)                                                         2,197
                                                                     -------
Total Investments -- 98.9%
 (Cost $76,373)                                                       76,674
                                                                     -------
OTHER ASSETS AND LIABILITIES -- 1.1%
 Other assets and liabilities, net                                       844
                                                                     -------
NET ASSETS:
 Portfolio shares of Class A (unlimited
  authorization -- no par value) based on 7,765,539
  outstanding shares of beneficial interest                           78,626
 Portfolio shares of Class B (unlimited
  authorization -- no par value) based on 12,670
  outstanding shares of beneficial interest                              127
 Portfolio shares of Class D (unlimited
  authorization -- no par value) based on 1,120
  outstanding shares of beneficial interest                               11
 Accumulated net realized loss on investments                         (1,547)
 Net unrealized appreciation on investments                              301
                                                                     -------
TOTAL NET ASSETS -- 100.0%                                           $77,518
                                                                     =======
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE -- CLASS A                                                $  9.96
                                                                     =======
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE -- CLASS B                                                $  9.95
                                                                     =======
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE -- CLASS D                                                    $  9.96
                                                                     =======
MAXIMUM OFFERING PRICE PER SHARE -- CLASS D
 (9.96 / 96.5%)+                                                     $ 10.32
                                                                     =======
+     The maximum offering price per share is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.50%.
CMO   Collateralized Mortgage Obligation
FFCB  Federal Farm Credit Bank
FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation
FNMA  Federal National Mortgage Association
GNMA  Government National Mortgage Association
MTN   Medium Term Note

INTERMEDIATE-TERM GOVERNMENT PORTFOLIO
U.S. TREASURY OBLIGATIONS -- 65.4%
 United States Treasury Bonds
  10.750%, 02/15/03                     $ 8,500 $ 10,678
  12.000%, 08/15/13                      12,000   17,397
 United States Treasury Notes
   5.625%, 01/31/98                      30,000   29,742
   5.125%, 06/30/98                       9,500    9,270
   5.875%, 03/31/99                      20,000   19,846
   7.000%, 04/15/99                       1,000    1,029
   7.500%, 10/31/99                       9,000    9,435
   7.500%, 11/15/01                      19,000   20,164
                                                --------
Total U.S. Treasury Obligations
 (Cost $116,570)                                 117,561
                                                --------
U.S. MORTGAGE-BACKED
 OBLIGATIONS -- 18.6%
 FHLMC
   5.000%, 03/15/03                       5,000    4,876
   6.250%, 07/01/03                         594      583
   6.500%, 10/01/07                       6,805    6,612
   5.950%, 06/25/13                      10,000    9,859
   7.000%, 02/25/19                         500      502
   7.000%, 05/01/24                       1,493    1,457
 FNMA
   7.500%, 03/01/07                         478      478
   7.500%, 06/01/09                         238      238
   9.500%, 05/01/18                         642      674
 GNMA
   8.000%, 02/15/22                          90       92
   8.000%, 05/15/22                         421      430
   8.000%, 07/15/22                       1,073    1,096
   8.000%, 09/15/22                         332      339
   7.000%, 07/20/25 (A)                   6,030    6,143
                                                --------
Total U.S. Mortgage-Backed Obligations
 (Cost $32,995)                                   33,379
                                                --------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                          Face       Market
Description                                           Amount (000) Value (000)
------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.1%
 FHLMC
   5.600%, 03/01/99                                     $   750       $   725
 FNMA
   5.200%, 04/30/98                                       5,500         5,342
   5.250%, 05/13/98                                      20,000        19,371
                                                                    ---------
Total U.S. Government Agency Obligations
 (Cost $24,585)                                                        25,438
                                                                    ---------
REPURCHASE AGREEMENT -- 1.0%
 Paine Webber
  5.82%, dated 07/31/95 matures 08/01/95, repurchase
  price $1,763,285 (collateralized by U.S. Treasury
  Note, par value $1,570,000, 8.75%, matures
  08/15/00: market value $1,802,000)                      1,763         1,763
                                                                    ---------
Total Repurchase Agreement
 (Cost $1,763)                                                          1,763
                                                                    ---------
Total Investments -- 99.1%
 (Cost $175,913)                                                      178,141
                                                                    ---------
OTHER ASSETS AND LIABILITIES -- 0.9%
 Other assets and liabilities, net                                      1,612
                                                                    ---------
NET ASSETS:
 Portfolio shares of Class A (unlimited
  authorization -- no par value) based on 18,386,602
  outstanding shares of beneficial interest                           186,932
 Portfolio shares of Class B (unlimited
  authorization -- no par value) based on 9,945
  outstanding shares of beneficial interest                                96
 Portfolio shares of Class D (unlimited
  authorization -- no par value) based on 12,576
  outstanding shares of beneficial interest                               131
 Accumulated net realized loss on investments                          (9,632)
 Net unrealized appreciation on investments                             2,228
 Distributions in excess of net investment income                          (2)
                                                                    ---------
TOTAL NET ASSETS -- 100.0%                                          $ 179,753
                                                                    =========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE -- CLASS A                                               $    9.76
                                                                    =========

------------------------------------------------------------------------------
                                                          Face       Market
Description                                           Amount (000) Value (000)
------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE -- CLASS B                                                $ 9.76
                                                                     ======
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE -- CLASS D                                                    $ 9.76
                                                                     ======
MAXIMUM OFFERING PRICE PER SHARE -- CLASS D
 (9.76 / 96.5%)+                                                     $10.11
                                                                     ======
+   The maximum offering price per share is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.50%.

(A) Adjustable Rate Mortgage. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 1995.
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association

GNMA PORTFOLIO
U.S. MORTGAGE-BACKED
 OBLIGATIONS -- 99.4%
 GNMA
   6.50%, 09/15/23 -- 12/15/23                              $ 9,335 $  8,862
   7.00%, 12/15/22 -- 04/15/24                               43,370   42,327
   7.50%, 02/15/17 -- 09/15/23                               20,637   20,637
   8.00%, 12/15/21 -- 07/15/22                               10,764   10,992
   8.50%, 08/15/08 -- 04/15/25                               22,193   23,013
   9.00%, 05/15/16 -- 07/15/22                               19,141   20,105
   9.50%, 06/15/09 -- 12/15/20                               12,659   13,400
  10.00%, 02/15/13 -- 07/15/20                                4,228    4,609
  10.50%, 03/15/18                                              181      200
  11.00%, 12/15/09 -- 11/15/14                                1,663    1,854
  11.50%, 04/15/10 -- 02/15/13                                  101      113
  12.00%, 01/15/13 -- 04/15/14                                   23       26
  12.50%, 12/15/06 -- 07/15/15                                   75       86
                                                                    --------
Total U.S. Mortgage-Backed Obligations
 (Cost $146,881)                                                     146,224
                                                                    --------
REPURCHASE AGREEMENT -- 0.6%
 Paine Webber
  5.82%, dated 07/31/95, matures 08/01/95, repurchase price
  $940,152 (collateralized by U.S. Treasury Bill, par value
  $970,000, 0.00%, matures 09/21/95: market value $962,000)     940      940
                                                                    --------
Total Repurchase Agreement
 (Cost $940)                                                             940
                                                                    --------
Total Investments -- 100.0%
 (Cost $147,821)                                                     147,164
                                                                    --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Daily Income Trust -- July 31, 1995 (Unaudited)

GNMA PORTFOLIO

-------------------------------------------------------------------------------
                                                                      Market
Description                                                         Value (000)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
 Other assets and liabilities, net                                   $     17
                                                                     --------
NET ASSETS:
 Portfolio shares of Class A (unlimited authorization -- no par value) based on 15,294,105 outstanding shares of beneficial
  interest                                                            159,332
 Portfolio shares of Class B (unlimited authorization -- no par value) based on 1,567 outstanding shares of beneficial
  interest                                                                 14
 Portfolio shares of Class D (unlimited authorization -- no par value) based on 19,128 outstanding shares of beneficial
  interest                                                                190
 Accumulated net realized loss on investments                         (11,698)
 Net unrealized depreciation on investments                              (657)
                                                                     --------
TOTAL NET ASSETS -- 100.0%                                           $147,181
                                                                     ========
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE -- CLASS A                                                    $   9.61
                                                                     ========
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE -- CLASS B                                                    $   9.61
                                                                     ========
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE -- CLASS D                                          $   9.60
                                                                     ========
MAXIMUM OFFERING PRICE PER
 SHARE -- CLASS D (9.60 / 95.5%)+                                    $  10.05
                                                                     ========

+ The maximum offering price per share is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.
GNMA Government National Mortgage Association

---------------------------------------------------------------------
                                                 Face       Market
Description                                  Amount (000) Value (000)
---------------------------------------------------------------------
CORPORATE DAILY INCOME PORTFOLIO
CORPORATE OBLIGATIONS -- 37.3%
 BankAmerica Corporate
  6.263%, 09/15/95 (A)                          $2,000      $ 1,998
 Bankers Trust of New York
  9.200%, 07/15/99                               1,000        1,066
 Caterpillar MTN
  5.640%, 10/04/95 (A)                           1,000          979
 Citicorp MTN
  6.250%, 08/11/95 (A)                           2,000        1,998
 Continental Bank
  6.500%, 08/18/95 (A)                             825          828
 Dean Witter Discover
  6.077%, 08/15/95 (A)                           1,000        1,002
 Fleet Mortgage Group
  6.500%, 06/15/00                               2,000        1,968
 Ford Motor Credit
  6.230%, 08/15/95 (A)                           1,500        1,487
 General Electric Capital
  6.000%, 08/01/95 (A)                           1,000        1,000
 General Motors Acceptance
  5.300%, 09/08/95 MTN                             300          300
  5.150%, 09/14/95 MTN                             100          100
  5.510%, 09/25/95 (A)                           1,000          980
 MBNA Master Credit
  6.100%, 08/01/95 (A)                           1,500        1,501
 Sears Roebuck MTN
  5.726%, 09/10/95 (A)                           1,000          995
 Wells Fargo
  6.063%, 09/20/95 (A)                           2,000        1,999
                                                            -------
Total Corporate Obligations
 (Cost $18,260)                                              18,201
                                                            -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.2%
 FHLMC
  6.000%, 08/15/95                                 330          327
  6.100%, 04/11/97                               1,000          997
  6.500%, 07/01/98                                 502          502
  6.500%, 08/01/98                                 348          348
  6.500%, 09/01/98                                  23           23
  6.500%, 10/01/98                                 568          568
  6.000%, 11/01/98                                 881          872
  6.000%, 12/01/98                                 817          809
  6.000%, 04/01/99                               1,987        1,967
  6.000%, 05/01/99                               2,029        2,008
  6.000%, 07/01/99                                 649          642
 FNMA
  6.306%, 08/25/95 (A)                           1,189        1,190
  8.070%, 01/24/97                               3,000        3,014
                                                            -------
Total U.S. Government Agency Obligations
 (Cost $13,354)                                              13,267
                                                            -------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                          Face       Market
Description                                           Amount (000) Value (000)
------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 18.0%
 Banc One Auto
  6.850%, 11/15/97                                       $1,500      $ 1,514
 Daimler-Benz Auto Grantor Trust
  3.900%, 10/15/98                                          309          305
 Ford Credit Grantor Trust CMO
  4.300%, 07/15/98                                          378          372
 General Motors Acceptance Grantor Trust
  4.150%, 03/16/98                                          110          109
  7.150%, 03/15/00                                        1,279        1,294
 General Motors Acceptance Grantor Trust CMO
  4.000%, 09/15/98                                          312          307
 IBM Credit Receivables Lease Asset Master Trust
  4.550%, 11/15/00                                        1,358        1,340
 Premier Auto Trust
  7.050%, 07/04/98                                        1,500        1,521
  4.650%, 02/02/99                                          342          337
  4.650%, 11/02/99                                          843          828
 Premier Auto Trust 92-5 CMO
  4.550%, 03/15/98                                          178          177
 Premier Auto Trust 94-1 A2 CMO
  6.168%, 08/02/95 (A)                                      415          415
 Toyota Auto Receivables CMO
  3.900%, 08/15/98                                          285          281
                                                                     -------
Total Asset Backed Securities
 (Cost $8,763)                                                         8,800
                                                                     -------
REPURCHASE AGREEMENT -- 16.7%
 Paine Webber
  5.82%, dated 07/31/95, matures 08/01/95, repurchase
  price $8,156,318 (collateralized by U.S. Treasury
  Note, par value $8,250,000, 6.125%, matures
  12/31/96: market value $8,324,000)                      8,155        8,155
                                                                     -------
Total Repurchase Agreement
 (Cost $8,155)                                                         8,155
                                                                     -------
Total Investments -- 99.2%
 (Cost $48,532)                                                       48,423
                                                                     -------
OTHER ASSETS AND LIABILITIES -- 0.8%
 Other assets and liabilities, net                                       373
                                                                     -------
NET ASSETS:
 Portfolio shares of Class A (unlimited
  authorization -- no par value) based on 24,491,043
  outstanding shares of beneficial interest                           48,751

------------------------------------------------------------------------------
                                                          Face       Market
Description                                           Amount (000) Value (000)
------------------------------------------------------------------------------
 Accumulated net realized gain on investments                        $   154
 Net unrealized depreciation on investments                             (109)
                                                                     -------
TOTAL NET ASSETS -- 100.0%                                           $48,796
                                                                     =======
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE -- CLASS A                                                $  1.99
                                                                     =======

(A) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 1995. The date shown is the longer of the reset date or demand date.
CMO Collateralized Mortgage Obligation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
MTN Medium Term Note

SHORT-TERM MORTGAGE PORTFOLIO
U.S. MORTGAGE-BACKED
 OBLIGATIONS -- 94.8%
 FHLMC
   7.000%, 02/01/99                $  68 $   68
   7.500%, 01/01/09                  145    145
 FHLMC, IO STRIPS
   7.000%, 05/15/21                  454     72
 FNMA
   7.000%, 01/25/99                  150    151
   7.474%, 11/01/17 (A)              311    318
   8.250%, 06/01/18 (A)              552    574
 GNMA
  12.000%, 09/15/98                   53     57
  12.000%, 10/15/98                   24     26
  10.000%, 04/20/01                  166    173
  10.750%, 03/15/03                   39     41
   7.000%, 05/15/08                  249    249
   9.250%, 11/20/16                   88     92
   7.000%, 07/20/25 (A)              251    256
                                         ------
Total U.S. Mortgage-Backed
 Obligations
 (Cost $2,196)                            2,222
                                         ------
U.S. TREASURY OBLIGATIONS -- 4.7%
 United States Treasury Bond
  10.750%, 02/15/03                   50     62
 United States Treasury Note
   8.750%, 10/15/97                   45     48
                                         ------
Total U.S. Treasury Obligations
 (Cost $112)                                110
                                         ------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Daily Income Trust -- July 31, 1995 (Unaudited)
SHORT-TERM MORTGAGE PORTFOLIO

-------------------------------------------------------------------------------
                                                                      Market
Description                                                         Value (000)
-------------------------------------------------------------------------------
Total Investments -- 99.5%
 (Cost $2,308)                                                        $2,332
                                                                      ------
OTHER ASSETS AND LIABILITIES -- 0.5%
 Other assets and liabilities, net                                        11
                                                                      ------
NET ASSETS:
 Portfolio shares of Class A (unlimited authorization -- no par value) based on 240,108 outstanding shares of beneficial
  interest                                                             2,450
 Accumulated net realized loss on investments                           (127)
 Net unrealized appreciation on investments                               24
 Distributions in excess of net investment income                         (4)
                                                                      ------
TOTAL NET ASSETS -- 100.0%                                            $2,343
                                                                      ======
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE -- CLASS A                                                     $ 9.76
                                                                      ======

(A) Adjustable Rate Mortgage. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 1995.
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO  Interest Only
STRIPS Separate Trading of Registered Interest and Principal of Securities



The accompanying notes are an
integral part of the financial
statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI Daily Income Trust -- for the period ended July 31, 1995 (Unaudited)

                                 --------- ---------- ------------- ----------

                                   MONEY                              PRIME
                                  MARKET   GOVERNMENT GOVERNMENT II OBLIGATION
                                 PORTFOLIO PORTFOLIO    PORTFOLIO   PORTFOLIO
                                 --------- ---------- ------------- ----------
Interest Income                   $6,319    $12,070      $25,706     $76,975
                                  ------    -------      -------     -------
EXPENSES:
 Management fee                      336        475          806       2,365
 Less management fees waived        (238)      (238)        (308)       (915)
 Investment advisory fee              26         52          111         325
 Less investment advisory fees
  waived                             (17)       (39)         (77)       (227)
 Custodian/wire agent fees            26         17           36         104
 Trustee fees                          2          5           11          30
 Registration & filing fees           14         23           48         163
 Distribution fees(1)                 47      1,056          178         472
 Other                                18         33           74         208
 Amortization of deferred
  organizational costs                --         --           --          --
                                  ------    -------      -------     -------
 Total expenses                      214      1,384          879       2,525
                                  ------    -------      -------     -------
NET INVESTMENT INCOME              6,105     10,686       24,827      74,450
                                  ------    -------      -------     -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) from
  security transactions               30         62           31          82
                                  ------    -------      -------     -------
 Net change in unrealized
  appreciation of investments         --         --           --          --
                                  ------    -------      -------     -------
NET INCREASE IN NET ASSETS FROM
 OPERATIONS                       $6,135    $10,748      $24,858     $74,532
                                  ======    =======      =======     =======

(1) Includes class specific expenses of approximately $11, $989, $31, $35, $1, $61, $0, $0, and $0 for the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Term Government, Intermediate-Term Government, and GNMA Portfolios, respectively.

  Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

---------   ----------- ---------- ------------- --------- --------- ----------
                                   INTERMEDIATE-           CORPORATE
                        SHORT-TERM     TERM                  DAILY   SHORT-TERM
  TREASURY  TREASURY II GOVERNMENT  GOVERNMENT     GNMA     INCOME    MORTGAGE
 PORTFOLIO   PORTFOLIO  PORTFOLIO    PORTFOLIO   PORTFOLIO PORTFOLIO PORTFOLIO
---------   ----------- ---------- ------------- --------- --------- ----------
 $1,175       $14,339     $2,729      $ 6,933     $ 6,311   $1,841      $ 97
 ------       -------     ------      -------     -------   ------      ----
     46           587        147          367         261       99         5
    (24)         (186)       (26)         (65)         (2)     (49)       (3)
      5            64         42          105          81       28         1
     (4)          (42)        (7)         (19)         (4)     (12)       --
      1            21          4            9           8        2        --
      1             6          1            3           2        1        --
      2            30          6           14          10        3        --
      8           144         15           37          29       10         1
      5            48          7           21          15        6        --
     --            --         --           --          --       11         2
 ------       -------     ------      -------     -------   ------      ----
     40           672        189          472         400       99         6
 ------       -------     ------      -------     -------   ------      ----
  1,135        13,667      2,540        6,461       5,911    1,742        91
 ------       -------     ------      -------     -------   ------      ----
      6           143       (300)      (1,315)     (2,023)     520        27
 ------       -------     ------      -------     -------   ------      ----
     --            --      2,370       11,594      10,078      347        14
 ------       -------     ------      -------     -------   ------      ----
 $1,141       $13,810     $4,610      $16,740     $13,966   $2,609      $132
 ======       =======     ======      =======     =======   ======      ====

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI Daily Income Trust -- for the period ended July 31, 1995 (Unaudited)

                                                    ------------------------
                                                             MONEY
                                                            MARKET
                                                    ------------------------
                                                      2/1/95       2/1/94
                                                        to           to
                                                      7/31/95      1/31/95
                                                    ------------------------
OPERATIONS:
  Net investment income                             $     6,105  $     9,667
  Net realized gain (loss) from securities transac-
   tions                                                     30          (12)
                                                    -----------  -----------
  Net increase in net assets resulting from opera-
   tions                                                  6,135        9,655
                                                    -----------  -----------
DIVIDENDS DISTRIBUTED FROM:
 Net investment income:
  Class A                                                (5,914)      (9,468)
  Class B                                                  (177)        (199)
  Class C                                                   (14)          --
 Net realized gains                                          --           --
                                                    -----------  -----------
 Total dividends distributed                             (6,105)      (9,667)
                                                    -----------  -----------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER
 SHARE):
 Class A:
  Proceeds from shares issued                         1,098,207    2,811,452
  Shares issued in lieu of cash distributions                36           38
  Cost of shares repurchased                         (1,201,690)  (2,801,293)
                                                    -----------  -----------
  Increase (decrease) in net assets from Class A
   transactions                                        (103,447)      10,197
                                                    -----------  -----------
 Class B:
  Proceeds from shares issued                             4,529       13,161
  Shares issued in lieu of cash distributions                --           --
  Cost of shares repurchased                             (6,038)      (9,181)
                                                    -----------  -----------
  Increase (decrease) in net assets from Class B
   transactions                                          (1,509)       3,980
                                                    -----------  -----------
 Class C:
  Proceeds from shares issued                             2,639           --
  Shares issued in lieu of cash distributions                --           --
  Cost of shares repurchased                               (743)          --
                                                    -----------  -----------
  Increase (decrease) in net assets from Class C
   transactions                                           1,896           --
                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM
 CAPITAL SHARE TRANSACTIONS                            (103,060)      14,177
                                                    -----------  -----------
  Net increase (decrease) in net assets                (103,030)      14,165
                                                    -----------  -----------
NET ASSETS:
 Beginning of Period                                    220,302      206,137
                                                    -----------  -----------
 End of Period                                      $   117,272  $   220,302
                                                    ===========  ===========

(1) Government Portfolio reopened on April 7, 1994.

  Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

----------------------  ------------------------  -------------------------  -------------------  ------------------------
                                                           PRIME
     GOVERNMENT              GOVERNMENT II               OBLIGATION               TREASURY              TREASURY II
----------------------  ------------------------  -------------------------  -------------------  ------------------------
 2/1/95       4/7/94      2/1/95       2/1/94       2/1/95        2/1/94      2/1/95    2/1/94      2/1/95       2/1/94
   to           to          to           to           to            to          to        to          to           to
 7/31/95    1/31/95(1)    7/31/95      1/31/95      7/31/95      1/31/95     7/31/95    1/31/95     7/31/95      1/31/95
----------------------  ------------------------  -------------------------  -------------------  ------------------------
$  10,686   $   7,304   $    24,827  $    32,719  $    74,450  $     98,561  $  1,135  $   1,999  $    13,667  $    15,796
       62         (74)           31          (87)          82          (138)        6         (3)         143           95
---------   ---------   -----------  -----------  -----------  ------------  --------  ---------  -----------  -----------
   10,748       7,230        24,858       32,632       74,532        98,423     1,141      1,996       13,810       15,891
---------   ---------   -----------  -----------  -----------  ------------  --------  ---------  -----------  -----------
       --          --       (24,255)     (32,116)     (73,788)      (97,805)   (1,127)    (1,999)     (12,602)     (14,850)
       --          --          (572)        (603)        (662)         (647)       --         --       (1,044)        (946)
  (10,686)     (7,304)           --           --           --          (109)       (8)        --          (21)          --
       --          --            --           --           --            --        --         --           --           --
---------   ---------   -----------  -----------  -----------  ------------  --------  ---------  -----------  -----------
  (10,686)     (7,304)      (24,827)     (32,719)     (74,450)      (98,561)   (1,135)    (1,999)     (13,667)     (15,796)
---------   ---------   -----------  -----------  -----------  ------------  --------  ---------  -----------  -----------
       --          --     2,235,395    3,658,726    7,892,982    16,480,679    96,867    225,159    1,777,330    2,198,439
       --          --           345          623       12,025        18,646        --         --        2,234        5,301
       --          --    (2,180,772)  (3,610,898)  (8,395,507)  (16,261,984)  (96,988)  (232,323)  (1,721,297)  (2,170,484)
---------   ---------   -----------  -----------  -----------  ------------  --------  ---------  -----------  -----------
       --          --        54,968       48,451     (490,500)      237,341      (121)    (7,164)      58,267       33,256
---------   ---------   -----------  -----------  -----------  ------------  --------  ---------  -----------  -----------
       --          --        91,367       70,987       61,712        56,734        --         --       99,001      157,948
       --          --            70           57           48             5        --         --           --            4
       --          --       (87,765)     (77,304)     (59,469)      (41,198)       --         --     (119,037)    (135,723)
---------   ---------   -----------  -----------  -----------  ------------  --------  ---------  -----------  -----------
       --          --         3,672       (6,260)       2,291        15,541        --         --      (20,036)      22,229
---------   ---------   -----------  -----------  -----------  ------------  --------  ---------  -----------  -----------
  690,180     824,507            --           --           --         3,479    11,244         --        1,801           --
    6,598       6,347            --           --           --            --        --         --           13           --
 (492,013)   (519,945)           --           --           --       (24,085)      (24)        --          (13)          --
---------   ---------   -----------  -----------  -----------  ------------  --------  ---------  -----------  -----------
  204,765     310,909            --           --           --       (20,606)   11,220         --        1,801           --
---------   ---------   -----------  -----------  -----------  ------------  --------  ---------  -----------  -----------
  204,765     310,909        58,640       42,191     (488,209)      232,276    11,099     (7,164)      40,032       55,485
---------   ---------   -----------  -----------  -----------  ------------  --------  ---------  -----------  -----------
  204,827     310,835        58,671       42,104     (488,127)      232,138    11,105     (7,167)      40,175       55,580
---------   ---------   -----------  -----------  -----------  ------------  --------  ---------  -----------  -----------
  310,835          --       801,606      759,502    2,800,178     2,568,040    39,129     46,296      442,362      386,782
---------   ---------   -----------  -----------  -----------  ------------  --------  ---------  -----------  -----------
$ 515,662   $ 310,835   $   860,277  $   801,606  $ 2,312,051  $  2,800,178  $ 50,234  $  39,129  $   482,537  $   442,362
=========   =========   ===========  ===========  ===========  ============  ========  =========  ===========  ===========

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI Daily Income Trust -- for the period ended July 31, 1995 (Unaudited)

                                      ------------------  ------------------
                                         SHORT-TERM       INTERMEDIATE-TERM
                                         GOVERNMENT          GOVERNMENT
                                      ------------------  ------------------
                                       2/1/95    2/1/94    2/1/95    2/1/94
                                         to        to        to        to
                                      7/31/95   1/31/95   7/31/95   1/31/95
                                      ------------------  ------------------
OPERATIONS:
 Net investment income                $  2,540  $  4,639  $  6,461  $ 15,663
 Net realized gain (loss) from
  security transactions                   (300)   (1,375)   (1,315)   (8,331)
 Net change in unrealized
  appreciation (depreciation) of
  investments                            2,370    (2,532)   11,594   (16,030)
                                      --------  --------  --------  --------
 Net increase (decrease) in net
  assets resulting from operations       4,610       732    16,740    (8,698)
                                      --------  --------  --------  --------
DIVIDENDS DISTRIBUTED FROM:
 Net investment income:
  Class A                               (2,536)   (4,636)   (6,457)  (15,655)
  Class B                                   (4)       (3)       (3)       (3)
  Class D                                   --        --        (3)       (7)
 Net Realized Gains:
  Class A                                   --      (143)       --    (2,132)
  Class B                                   --        --        --        (1)
  Class D                                   --        --        --        (1)
                                      --------  --------  --------  --------
 Total dividends distributed            (2,540)   (4,782)   (6,463)  (17,799)
                                      --------  --------  --------  --------
CAPITAL SHARE TRANSACTIONS:
 Class A:
  Proceeds from shares issued           41,654    61,290    17,103   109,590
  Reinvestment of cash distributions       809     1,556     1,032     2,663
  Cost of shares repurchased           (66,607)  (87,404)  (92,541) (178,914)
                                      --------  --------  --------  --------
  Increase (decrease) in net assets
   derived from Class A transactions   (24,144)  (24,558)  (74,406)  (66,661)
                                      --------  --------  --------  --------
 Class B:
  Proceeds from shares issued                1       112        --        96
  Reinvestment of cash distributions        --        --        --        --
  Cost of shares repurchased                (9)      (15)       --        --
                                      --------  --------  --------  --------
  Increase (decrease) in net assets
   derived from Class B transactions        (8)       97        --        96
                                      --------  --------  --------  --------
 Class D:
  Proceeds from shares issued               11        --        26       142
  Reinvestment of cash distributions        --        --         3         7
  Cost of shares repurchased                --        --       (10)     (145)
                                      --------  --------  --------  --------
  Increase in net assets derived from
   Class D transactions                     11        --        19         4
                                      --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 DERIVED FROM CAPITAL SHARE
 TRANSACTIONS                          (24,141)  (24,461)  (74,387)  (66,561)
                                      --------  --------  --------  --------
  Net increase (decrease) in net
   assets                              (22,071)  (28,511)  (64,110)  (93,058)
                                      --------  --------  --------  --------
NET ASSETS:
 Beginning of period                    99,589   128,100   243,863   336,921
                                      --------  --------  --------  --------
 End of period                        $ 77,518  $ 99,589  $179,753  $243,863
                                      ========  ========  ========  ========
CAPITAL SHARE TRANSACTIONS:
 Class A:
 Shares issued                           4,199     6,239     1,765    11,387
 Shares issued in lieu of cash
  distributions                             82       159       107       280
 Shares repurchased                     (6,736)   (8,911)   (9,610)  (18,803)
                                      --------  --------  --------  --------
  Total Class A transactions            (2,455)   (2,513)   (7,738)   (7,136)
                                      --------  --------  --------  --------
 Class B:
 Shares issued                              --        11        --        10
 Shares issued in lieu of cash
  distributions                             --        --        --        --
 Shares repurchased                         (1)       (1)       --        --
                                      --------  --------  --------  --------
  Total Class B transactions                (1)       10        --        10
                                      --------  --------  --------  --------
 Class D:
  Shares issued                              1        --         3        14
  Shares issued in lieu of cash
   distributions                            --        --        --         1
  Shares repurchased                        --        --        (1)      (15)
                                      --------  --------  --------  --------
  Total Class D transactions                 1        --         2        --
                                      --------  --------  --------  --------
  Increase (decrease) in capital
   shares                               (2,455)   (2,503)   (7,736)   (7,126)
                                      ========  ========  ========  ========
 Undistributed (distributions in
  excess of) net investment income    $     --  $     --  $     (2) $     --
                                      ========  ========  ========  ========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

 -----------------------       --------------------------     -------------------------
                                    CORPORATE
                                      DAILY                       SHORT-TERM
         GNMA                        INCOME                        MORTGAGE
 -----------------------       --------------------------     -------------------------
  2/1/95        2/1/94         2/1/95          2/1/94         2/1/95         2/1/94
    to            to             to              to             to             to
 7/31/95       1/31/95         7/31/95        1/31/95         7/31/95        1/31/95
 -----------------------       --------------------------     -------------------------
 $  5,911      $ 16,746        $ 1,742        $  1,997        $    91        $   241
   (2,023)       (9,770)           520            (367)            27           (148)
   10,078       (14,407)           347            (442)            14             12
 --------      --------        -------        --------        -------        -------
   13,966        (7,431)         2,609           1,188            132            105
 --------      --------        -------        --------        -------        -------
   (5,904)      (16,618)        (1,742)         (1,997)           (95)          (241)
       (1)           (1)            --              --             --             --
       (6)          (10)            --              --             --             --
       --           (66)            --              --             --             --
       --            --             --              --             --             --
       --            --             --              --             --             --
 --------      --------        -------        --------        -------        -------
   (5,911)      (16,695)        (1,742)         (1,997)           (95)          (241)
 --------      --------        -------        --------        -------        -------
   17,796        96,860         19,890          51,564            255          5,704
    1,071         3,898            934           1,071             29             95
  (62,156)     (156,581)       (23,390)        (44,986)        (1,585)        (5,977)
 --------      --------        -------        --------        -------        -------
  (43,289)      (55,823)        (2,566)          7,649         (1,301)          (178)
 --------      --------        -------        --------        -------        -------
       --            28             --              --             --             --
       --            --             --              --             --             --
       --           (14)            --              --             --             --
 --------      --------        -------        --------        -------        -------
       --            14             --              --             --             --
 --------      --------        -------        --------        -------        -------
       17            47             --              --             --             --
        5             8             --              --             --             --
      (15)           (7)            --              --             --             --
 --------      --------        -------        --------        -------        -------
        7            48             --              --             --             --
 --------      --------        -------        --------        -------        -------
  (43,282)      (55,761)        (2,566)          7,649         (1,301)          (178)
 --------      --------        -------        --------        -------        -------
  (35,227)      (79,887)        (1,699)          6,840         (1,264)          (314)
 --------      --------        -------        --------        -------        -------
  182,408       262,295         50,495          43,655          3,607          3,921
 --------      --------        -------        --------        -------        -------
 $147,181      $182,408        $48,796        $ 50,495        $ 2,343        $ 3,607
 ========      ========        =======        ========        =======        =======
    1,880        10,398         10,062          26,175             26            584
      113           421            471             544              3             10
   (6,571)      (16,985)       (11,756)        (22,845)          (163)          (616)
 --------      --------        -------        --------        -------        -------
   (4,578)       (6,166)        (1,223)          3,874           (134)           (22)
 --------      --------        -------        --------        -------        -------
       --             3             --              --             --             --
       --            --             --              --             --             --
       --            (1)            --              --             --             --
 --------      --------        -------        --------        -------        -------
       --             2             --              --             --             --
 --------      --------        -------        --------        -------        -------
        2             5             --              --             --             --
        1             1             --              --             --             --
       (2)           (1)            --              --             --             --
 --------      --------        -------        --------        -------        -------
        1             5             --              --             --             --
 --------      --------        -------        --------        -------        -------
   (4,577)       (6,159)        (1,223)          3,874           (134)           (22)
 ========      ========        =======        ========        =======        =======
 $     --      $     --        $    --        $     --        $    (4)       $    --
 ========      ========        =======        ========        =======        =======

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI Daily Income Trust -- for the period ended July 31, 1995 (Unaudited)

For a Share Outstanding Throughout each Period

           Net Asset            Net Realized and Dividends   Distributions                                   Ratio of
             Value      Net        Unrealized     from Net        from       Net Asset          Net Assets   Expenses
           Beginning Investment  Gains (Losses)  Investment Realized Capital Value End Total      End of    to Average
           of Period   Income    on Securities     Income        Gains       of Period Return  Period (000) Net Assets
----------------------------------------------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO
 ----------------------
 CLASS A
 1995*       $1.00     $0.03         $  --         $(0.03)       $  --         $1.00    3.52%+  $  110,570     0.20%
 1995         1.00      0.04            --          (0.04)          --          1.00    4.55       213,988     0.21
 1994         1.00      0.03            --          (0.03)          --          1.00    2.98       203,803     0.35
 1993         1.00      0.04            --          (0.04)          --          1.00    3.60       264,450     0.35
 1992         1.00      0.06            --          (0.06)          --          1.00    5.76       312,151     0.35
 1991         1.00      0.08            --          (0.08)          --          1.00    8.18       815,847     0.33
 CLASS B
 1995*        1.00      0.03            --          (0.03)         --           1.00    3.34+        4,806     0.50
 1995         1.00      0.04            --          (0.04)         --           1.00    4.24         6,314     0.51
 1994         1.00      0.03            --          (0.03)         --           1.00    2.68         2,334     0.65
 1993         1.00      0.04            --          (0.04)         --           1.00    3.29           309     0.65
 1992         1.00      0.05            --          (0.05)         --           1.00    5.45         2,305     0.53
 1991(1)      1.00      0.02            --          (0.02)         --           1.00    7.37           830     0.65
 CLASS C
 1995(2)      1.00      0.01            --          (0.01)         --           1.00    1.13+        1,896     0.70
 GOVERNMENT PORTFOLIO
 --------------------
 CLASS A
 1994(3)     $1.00     $0.01         $  --         $(0.01)       $  --         $1.00    3.22%   $        0     0.20%
 1993(4)      1.00      0.03            --          (0.03)          --          1.00    3.19        20,022     0.20
 CLASS C
 1995*        1.00      0.03            --          (0.03)          --          1.00    3.17+      515,662     0.70
 1995(5)      1.00      0.03            --          (0.03)          --          1.00    3.41+      310,835     0.70
 GOVERNMENT II PORTFOLIO
 -----------------------
 CLASS A
 1995*       $1.00     $0.03         $  --         $(0.03)       $  --         $1.00    3.44%+  $  841,402     0.20%
 1995         1.00      0.04            --          (0.04)          --          1.00    4.39       786,405     0.20
 1994         1.00      0.03            --          (0.03)          --          1.00    3.02       738,040     0.20
 1993         1.00      0.04            --          (0.04)          --          1.00    3.57       664,540     0.20
 1992         1.00      0.06            --          (0.06)          --          1.00    5.73       534,303     0.20
 1991         1.00      0.08            --          (0.08)          --          1.00    8.01       500,526     0.20
 CLASS B
 1995*        1.00      0.03            --          (0.03)          --          1.00    3.26+       18,875     0.50
 1995         1.00      0.04            --          (0.04)          --          1.00    4.08        15,201     0.50
 1994         1.00      0.03            --          (0.03)          --          1.00    2.71        21,462     0.50
 1993         1.00      0.03            --          (0.03)          --          1.00    3.26           338     0.50
 1992         1.00      0.05            --          (0.05)          --          1.00    5.02         1,906     0.48
 1991(6)      1.00      0.00            --          (0.00)          --          1.00    0.00           607     0.50
 PRIME OBLIGATION PORTFOLIO
 --------------------------
 CLASS A
 1995*       $1.00     $0.03         $  --         $(0.03)       $  --         $1.00    3.51%+  $2,287,907     0.20%
 1995         1.00      0.04            --          (0.04)          --          1.00    4.46     2,778,326     0.20
 1994         1.00      0.03            --          (0.03)          --          1.00    3.10     2,541,126     0.20
 1993         1.00      0.04            --          (0.04)          --          1.00    3.72     2,564,340     0.20
 1992         1.00      0.06            --          (0.06)          --          1.00    5.97     1,661,619     0.20
 1991         1.00      0.08            --          (0.08)          --          1.00    8.34       825,081     0.20
 CLASS B
 1995*        1.00      0.03            --          (0.03)          --          1.00    3.33+       24,144     0.50
 1995         1.00      0.04            --          (0.04)          --          1.00    4.15        21,852     0.50
 1994         1.00      0.03            --          (0.03)          --          1.00    2.79         6,312     0.50
 1993         1.00      0.04            --          (0.04)          --          1.00    3.41         4,699     0.47
 1992(7)      1.00      0.04            --          (0.04)          --          1.00    5.58        67,016     0.50
 CLASS C
 1995(9)      1.00      0.03            --          (0.03)          --          1.00    2.55+            0     0.70
 1994         1.00      0.03            --          (0.03)          --          1.00    2.59        20,602     0.70
 1993(8)      1.00      0.03            --          (0.03)          --          1.00    3.13        85,325     0.70
                                        Ratio of
                           Ratio of  Net Investment
              Ratio of     Expenses      Income
           Net Investment to Average   to Average
               Income     Net Assets   Net Assets
             to Average   (Excluding   (Excluding
             Net Assets    Waivers)     Waivers)
----------------------------------------------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO
 ----------------------
 CLASS A
 1995*          6.01%        0.45%        5.76%
 1995           4.49         0.45         4.25
 1994           2.95         0.44         2.86
 1993           3.56         0.39         3.52
 1992           5.84         0.39         5.80
 1991           7.88         0.38         7.83
 CLASS B
 1995*          5.71         0.75         5.46
 1995           4.49         0.75         4.25
 1994           2.65         0.74         2.56
 1993           3.47         0.69         3.43
 1992           5.18         0.61         5.10
 1991(1)        7.17         0.72         7.10
 CLASS C
 1995(2)        5.41         0.95         5.16
 GOVERNMENT PORTFOLIO
 --------------------
 CLASS A
 1994(3)        3.04%        0.37%        2.87%
 1993(4)        3.41         0.38         3.23
 CLASS C
 1995*          5.40         0.84         5.26
 1995(5)        4.32         0.89         4.13
 GOVERNMENT II PORTFOLIO
 -----------------------
 CLASS A
 1995*          5.86%        0.29%        5.77%
 1995           4.33         0.30         4.23
 1994           2.98         0.29         2.89
 1993           3.48         0.29         3.39
 1992           5.56         0.28         5.48
 1991           7.66         0.31         7.55
 CLASS B
 1995*          5.57         0.59         5.48
 1995           4.33         0.60         4.23
 1994           2.68         0.60         2.58
 1993           3.35         0.59         3.26
 1992           4.75         0.59         4.64
 1991(6)        6.44         3.76         3.18
 PRIME OBLIGATION PORTFOLIO
 --------------------------
 CLASS A
 1995*          5.98%        0.29%        5.89%
 1995           4.41         0.30         4.31
 1994           3.07         0.28         2.98
 1993           3.62         0.30         3.52
 1992           5.73         0.29         5.64
 1991           8.03         0.30         7.93
 CLASS B
 1995*          5.68         0.59         5.59
 1995           4.55         0.60         4.45
 1994           2.77         0.58         2.68
 1993           3.63         0.53         3.57
 1992(7)        4.98         0.59         4.89
 CLASS C
 1995(9)        2.79         0.77         2.72
 1994           2.57         0.78         2.48
 1993(8)        3.05         0.83         2.92

--------------------------------------------------------------------------------

            Net Asset            Net Realized and Dividends   Distributions                                   Ratio of
              Value      Net        Unrealized     from Net        from       Net Asset          Net Assets   Expenses
            Beginning Investment  Gains (Losses)  Investment Realized Capital Value End Total      End of    to Average
            of Period   Income    on Securities     Income        Gains       of Period Return  Period (000) Net Assets
-----------------------------------------------------------------------------------------------------------------------
 TREASURY PORTFOLIO
 ------------------
 CLASS A
 1995*        $1.00     $0.03         $  --         $(0.03)       $  --         $1.00    3.42%+   $ 39,014      0.20%
 1995          1.00      0.04            --          (0.04)          --          1.00    4.29       39,129      0.20
 1994          1.00      0.03            --          (0.03)          --          1.00    3.00       46,296      0.20
 1993(10)      1.00      0.01            --          (0.01)          --          1.00    2.91       44,624      0.20
 CLASS C
 1995(11)      1.00        --            --             --           --          1.00    0.07+      11,220      0.70
 TREASURY II PORTFOLIO
 ---------------------
 CLASS A
 1995*        $1.00     $0.03         $  --         $(0.03)       $  --         $1.00    3.30%+   $456,080      0.25%
 1995          1.00      0.04            --          (0.04)          --          1.00    4.17      397,682      0.25
 1994          1.00      0.03            --          (0.03)          --          1.00    2.88      364,334      0.25
 1993          1.00      0.03            --          (0.03)          --          1.00    3.46      352,435      0.25
 1992          1.00      0.06            --          (0.06)          --          1.00    5.48      282,535      0.25
 1991          1.00      0.07            --          (0.07)          --          1.00    7.76      490,705      0.25
 CLASS B
 1995*         1.00      0.03            --          (0.03)          --          1.00    3.12+      24,656      0.55
 1995          1.00      0.04            --          (0.04)          --          1.00    3.86       44,680      0.55
 1994          1.00      0.03            --          (0.03)          --          1.00    2.57       22,448      0.55
 1993          1.00      0.03            --          (0.03)          --          1.00    3.15        6,038      0.55
 1992          1.00      0.05            --          (0.05)          --          1.00    5.16      102,182      0.55
 1991(12)      1.00      0.07            --          (0.07)          --          1.00    7.16       85,439      0.55
 CLASS C
 1995(13)      1.00      0.01            --          (0.01)          --          1.00    1.18+       1,801      0.75
                                         Ratio of
                            Ratio of  Net Investment
               Ratio of     Expenses     Income
            Net Investment to Average   to Average
               Income      Net Assets   Net Assets
              to Average   (Excluding   (Excluding
              Net Assets    Waivers)     Waivers)
-----------------------------------------------------------------------------------------------------------------------
 TREASURY PORTFOLIO
 ------------------
 CLASS A
 1995*           5.86%        0.34%        5.72%
 1995            4.17         0.34         4.03
 1994            2.96         0.33         2.82
 1993(10)        2.89         0.42         2.67
 CLASS C
 1995(11)        5.21         0.82         5.09
 TREASURY II PORTFOLIO
 ---------------------
 CLASS A
 1995*           5.61%        0.34%        5.52%
 1995            4.11         0.35         4.01
 1994            2.84         0.34         2.76
 1993            3.40         0.34         3.31
 1992            5.43         0.31         5.37
 1991            7.11         0.41         6.95
 CLASS B
 1995*           5.34         0.64         5.25
 1995            3.71         0.65         3.61
 1994            2.54         0.64         2.46
 1993            3.42         0.64         3.33
 1992            4.97         0.61         4.91
 1991(12)        7.18         0.67         7.06
 CLASS C
 1995(13)        5.06         0.84         4.97


+ Returns are for the period indicated and have not been annualized.
* All ratios for the semi-annual period ended July 31, 1995 (unaudited) have been annualized.
1 Money Market Class B shares were offered beginning October 12, 1990. All ra-
  tios including total return for that period have been annualized.
2 Money Market Class C shares were offered beginning May 17, 1995. All ratios for that period have been annualized.
3 Government Class A shares were fully liquidated June 2, 1993. All ratios in-
  cluding total return for that period have been annualized.
4 Government Class A shares were offered beginning March 8, 1992. All ratios including total return for that period have been annualized.
5 Government Class C shares were offered beginning April 7, 1994. All ratios for that period have been annualized.
6 Government II Class B shares were offered beginning January 28, 1991. All ra-
  tios including total return for that period have been annualized.
7 Prime Obligation Class B shares were offered beginning March 26, 1991. All ratios including total return for that period have been annualized.
8 Prime Obligation Class C shares were offered beginning March 25, 1992. All ratios including total return for that period have been annualized.
9 Prime Obligation Class C shares were fully liquidated October 27, 1994. All ratios for that period have been annualized.
10 Treasury Class A shares were offered beginning September 30, 1992. All ra-
   tios including total return for that period have been annualized.
11 Treasury Class C shares were offered beginning July 27, 1995. All ratios for that period have been annualized.
12 Treasury II Class B shares were offered beginning February 15, 1990. All ra-
   tios including total return for that period have been annualized.
13 Treasury II Class C shares were offered beginning May 8, 1995. All ratios for that period have been annualized.
The accompanying notes are an integral part of the financial statements.

     ------------------------------------------------------------------------
     SEI Daily Income Trust -- for the period ended July 31, 1995
     (Unaudited)

     For a Share Outstanding Throughout each Period




            Net Asset            Net Realized and Dividends   Distributions
              Value      Net        Unrealized     from Net        from       Net Asset
            Beginning Investment  Gains (Losses)  Investment Realized Capital Value End Total
            of Period   Income    on Securities     Income        Gains       of Period Return
-----------------------------------------------------------------------------------------------
 SHORT-TERM GOVERNMENT PORTFOLIO
 -------------------------------
 CLASS A
 1995*       $ 9.73     $0.30         $ 0.23        $(0.30)       $   --       $ 9.96    6.81%+
 1995         10.06      0.40          (0.32)        (0.40)        (0.01)        9.73    0.93
 1994         10.13      0.40           0.04         (0.40)        (0.11)       10.06    4.41
 1993         10.09      0.52           0.14         (0.52)        (0.10)       10.13    6.66
 1992          9.82      0.68           0.27         (0.68)           --        10.09   10.00
 1991          9.65      0.76           0.17         (0.76)           --         9.82    9.98
 CLASS B
 1995*         9.71      0.29           0.24         (0.29)           --         9.95    6.74+
 1995         10.04      0.38          (0.32)        (0.38)        (0.01)        9.71    0.70
 1994         10.13      0.37           0.02         (0.37)        (0.11)       10.04    3.93
 1993         10.09      0.48           0.14         (0.48)        (0.10)       10.13    6.34
 1992          9.82      0.65           0.27         (0.65)           --        10.09    9.68
 1991(1)       9.75      0.17           0.07         (0.17)           --         9.82   (0.25)
 CLASS D**
 1995(2)       9.83      0.25           0.13         (0.25)           --         9.96    3.84+
 INTERMEDIATE-TERM GOVERNMENT PORTFOLIO
 --------------------------------------
 CLASS A
 1995*       $ 9.33     $0.30         $ 0.43        $(0.30)       $   --       $ 9.76    9.68%+
 1995         10.13      0.50          (0.73)        (0.50)        (0.07)        9.33   (2.19)
 1994         10.23      0.54           0.11         (0.54)        (0.21)       10.13    6.44
 1993         10.06      0.62           0.28         (0.62)        (0.11)       10.23    9.51
 1992          9.75      0.70           0.40         (0.70)        (0.09)       10.06   11.44
 1991          9.48      0.73           0.28         (0.74)           --         9.75   11.06
 CLASS B
 1995*         9.33      0.28           0.43         (0.28)           --         9.76    9.49+
 1995(3)       9.64      0.31          (0.24)        (0.31)        (0.07)        9.33    0.61+
 CLASS D**
 1995*         9.32      0.28           0.44         (0.28)           --         9.76    9.54+
 1995         10.13      0.47          (0.74)        (0.47)        (0.07)        9.32   (2.61)
 1994(4)      10.44      0.17          (0.10)        (0.17)        (0.21)       10.13    1.52
 GNMA PORTFOLIO
 --------------
 CLASS A
 1995*       $ 9.17     $0.34         $ 0.44        $(0.34)       $   --       $ 9.61   10.95%+
 1995         10.07      0.64          (0.90)        (0.64)           --         9.17   (2.46)
 1994         10.22      0.66          (0.06)        (0.66)        (0.09)       10.07    6.09
 1993          9.99      0.75           0.27         (0.75)        (0.04)       10.22   10.92
 1992          9.61      0.79           0.38         (0.79)           --         9.99   12.49
 1991          9.31      0.83           0.30         (0.83)           --         9.61   12.74
 CLASS B
 1995*         9.17      0.33           0.44         (0.33)           --         9.61   10.76+
 1995(5)       9.16      0.35           0.01         (0.35)           --         9.17    4.00+
 CLASS D**
 1995*         9.16      0.32           0.44         (0.32)           --         9.60   10.71+
 1995         10.09      0.61          (0.93)        (0.61)           --         9.16   (3.04)
 1994(6)      10.22      0.19          (0.04)        (0.19)        (0.09)       10.09    4.24
 CORPORATE DAILY INCOME PORTFOLIO
 --------------------------------
 1995*       $ 1.96     $0.06         $ 0.03        $(0.06)       $   --       $ 1.99    5.19%+
 1995          2.00      0.09          (0.04)        (0.09)           --         1.96    2.59
 1994(7)       2.00      0.02             --         (0.02)           --         2.00    3.45

                                                                                                  Ratio of
                                                                                     Ratio of  Net Investment
                                                                        Ratio of     Expenses      Income
                                                           Ratio of  Net Investment to Average   to Average
                                              Net Assets   Expenses      Income     Net Assets   Net Assets   Portfolio
                                                End of    to Average   to Average   (Excluding   (Excluding   Turnover
                                             Period (000) Net Assets   Net Assets    Waivers)     Waivers)      Rate
                                           --------------------------------------------------------------------------
 SHORT-TERM GOVERNMENT PORTFOLIO
 -------------------------------
CLASS A
 1995*                                         $ 77,381      0.45%        6.07%        0.53%        5.99%        141%
 1995                                            99,458      0.45         4.12         0.52         4.05          45
 1994                                           128,063      0.45         3.98         0.52         3.91         105
 1993                                           100,153      0.45         5.04         0.55         4.94          80
 1992                                            63,194      0.45         6.82         0.56         6.71          36
 1991                                            51,457      0.45         7.73         0.54         7.64          17
 CLASS B
 1995*                                              126      0.75         5.81         0.83         5.73         141
 1995                                               131      0.75         3.92         0.82         3.85          45
 1994                                                37      0.75         3.67         0.82         3.60         105
 1993                                               135      0.75         4.74         0.85         4.64          80
 1992                                               135      0.75         6.52         0.85         6.42          36
 1991(1)                                            150      0.75         7.25         0.93         7.07          17
 CLASS D**
 1995(2)                                             11      0.85         5.87         0.93         5.79         141
 INTERMEDIATE-TERM GOVERNMENT PORTFOLIO
 --------------------------------------
 CLASS A
 1995*                                         $179,533      0.45%        6.17%        0.53%        6.09%         54%
 1995                                           243,671      0.45         5.20         0.52         5.13          61
 1994                                           336,814      0.45         5.24         0.53         5.16          56
 1993                                           259,488      0.45         6.16         0.53         6.08          52
 1992                                           199,901      0.45         7.08         0.54         6.99          62
 1991                                           184,193      0.45         7.78         0.54         7.69          39
 CLASS B
 1995*                                               97      0.75         5.88         0.83         5.80          54
 1995(3)                                             93      0.75         5.07         0.83         4.99          61
 CLASS D**
 1995*                                              123      0.85         5.79         0.93         5.71          54
 1995                                                99      0.84         4.80         0.92         4.72          61
 1994(4)                                            107      0.75         4.94         0.83         4.86          56
 GNMA PORTFOLIO
 --------------
 CLASS A
 1995*                                         $146,982      0.49%        7.24%        0.50%        7.23%          6%
 1995                                           182,225      0.47         6.89         0.50         6.86          85
 1994                                           262,162      0.45         6.38         0.50         6.32          70
 1993                                           193,204      0.45         7.49         0.52         7.42          23
 1992                                           120,712      0.45         8.09         0.52         8.02           9
 1991                                            56,912      0.45         8.66         0.61         8.50          16
 CLASS B
 1995*                                               15      0.79         6.94         0.80         6.93           6
 1995(5)                                             14      0.79         6.80         0.82         6.77          85
 CLASS D**
 1995*                                              184      0.89         6.84         0.90         6.83           6
 1995                                               169      0.86         6.54         0.89         6.51          85
 1994(6)                                            133      0.75         6.06         0.80         6.01          70
 CORPORATE DAILY INCOME PORTFOLIO
 --------------------------------
 1995*                                         $ 48,796      0.35%        6.15%        0.57%        5.93%        234%
 1995                                            50,495      0.35         4.60         0.55         4.40         147
 1994(7)                                         43,655      0.35         3.45         0.63         3.18          34

--------------------------------------------------------------------------------

           Net Asset            Net Realized and Dividends   Distributions                                   Ratio of
             Value      Net        Unrealized     from Net        from       Net Asset          Net Assets   Expenses
           Beginning Investment  Gains (Losses)  Investment Realized Capital Value End Total      End of    to Average
           of Period   Income    on Securities     Income        Gains       of Period Return  Period (000) Net Assets
-----------------------------------------------------------------------------------------------------------------------
 SHORT-TERM MORTGAGE PORTFOLIO
 -----------------------------
 1995*      $ 9.64     $0.32         $0.13         $(0.33)       $  --         $9.76    6.18%+    $2,343       0.45%
 1995         9.90      0.48         (0.24)         (0.48)       (0.02)         9.64    2.29       3,607       0.45
 1994(8)     10.00      0.22         (0.10)         (0.22)          --          9.90    1.84       3,921       0.45

                                                             Ratio of
                                                Ratio of  Net Investment
                                   Ratio of     Expenses      Income
                                Net Investment to Average   to Average
                                    Income     Net Assets   Net Assets   Portfolio
                                  to Average   (Excluding   (Excluding   Turnover
                                  Net Assets    Waivers)     Waivers)      Rate
                                -------------
 SHORT-TERM MORTGAGE PORTFOLIO
 -----------------------------
 1995*                               6.72%        0.68%        6.49%         81%
 1995                                4.90         0.64         4.71         741
 1994(8)                             3.16         0.93         2.68         166

+  Returns are for the period indicated and have not been annualized.
* All ratios for the semi-annual period ended July 31, 1995 (unaudited) have been annualized.
** Total return does not reflect the sales charge on the Class D shares.
1 Short-Term Government Class B shares were offered beginning November 5, 1990. All ratios including total return for that period have been annualized.
2 Short-Term Government Class D shares were offered beginning February 28, 1995. All ratios for that period have been annualized.
3 Intermediate-Term Government Class B shares were offered beginning June 8, 1994. All ratios for that period have been annualized.
4 Intermediate-Term Government Class D shares were offered beginning September 26, 1993. All ratios including total return for that period have been annualized.
5 GNMA Class B shares were offered beginning July 12, 1994. All ratios for that period have been annualized.
6 GNMA Class D shares were offered beginning September 30, 1993. All ratios in-cluding total return for that period have been annualized.
7 Corporate Daily Income Class A shares were offered beginning September 28, 1993. All ratios including total return for that period have been annualized.
8 Short-Term Mortgage Class A shares were offered beginning May 20, 1993. All ratios including total return for that period have been annualized. Prior to June 30, 1994, Bear Stearns Asset Management served as the Investment Advis-er.



The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI Daily Income Trust -- July 31, 1995 (Unaudited)
1. ORGANIZATION

SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.
  The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with eleven operational Portfo-lios: the Money Market Portfolio, the Government Portfolio, the Government II Portfolio, the Prime Obligation Portfolio, the Treasury Portfolio, the Treasury II Portfolio (the "Money Market Portfolios"), the Short-Term Government Portfo-lio, the Intermediate-Term Government Portfolio, the GNMA Portfolio, the Corpo-rate Daily Income Portfolio and the Short-Term Mortgage Portfolio (the "Fixed Income Portfolios"). The assets of each portfolio are segregated, and a share-holder's interest is limited to the Portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios.
  Security Valuation--Investment securities of the "Money Market Portfolios" are stated at amortized cost which approximates market value. Under this valua-tion method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
  Investment securities of the "Fixed Income Portfolios" which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, these securities for which market quotations are readily available are valued at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted price with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
  Federal Income Taxes--It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Ac-cordingly, no provision for Federal income taxes is required.
  Net Asset Value Per Share--The net asset value per share is calculated on each business day separately for each Portfolio. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.
  Security Transactions and Investment Income--Security transactions are ac-counted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortiza-tion of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.
  Purchase discounts and premiums on securities held in the "Fixed Income Port-folios" are accreted and amortized over the life of each security and recorded as interest income, using the effective interest method.
  Repurchase Agreements--Securities pledged as collateral for Repurchase Agree-ments are held by each Portfolio's custodian bank until maturity of the Repur-chase Agreements. Provisions of the Agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued in-terest thereon, is sufficient in the event of default by the counterparty. The Portfolios also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agree-ment. Provisions of the agreements ensure that the market value of the collat-eral, including accrued interest thereon, is sufficient in the event of de-fault. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

--------------------------------------------------------------------------------
  Expenses--Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allo-cated to the respective class on the basis of the relative net asset value each day.
  Distributions to Shareholders--Distributions from net investment income are declared on a daily basis and are payable on the first business day of the fol-lowing month. Any net realized capital gains on sales of securities for a Port-folio are distributed to its shareholders at least annually.

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES

Organizational costs have been capitalized by the Trust and are being amortized on a straight line basis over a period of sixty months commencing with opera-tions. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organiza-tional costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.
  The Trust and SEI Financial Management Corporation (the "Manager") are par-ties to a Management Agreement dated May 23, 1986 under which the Manager pro-vides management, administrative and shareholder services to the Portfolios for an annual fee of .33% of the daily net asset value of the Money Market Portfo-lio, .19% each of the daily net asset value of the Government II and Prime Ob-ligation Portfolios, .24% each of the daily net asset value of the Government, Treasury and Treasury II Portfolios, .35% each of the daily net asset value of the Short-Term Government, Intermediate-Term Government, Corporate Daily Income and Short-Term Mortgage Portfolios; and .32% of the daily net asset value of the GNMA Portfolio. However, the Manager has agreed to waive its annual fee in an amount which limits total annual expenses of the Portfolios (including the annual management fee) to the following amounts set forth in the Management Agreement (expressed as a percentage of each Portfolio's daily net asset val-ue):

         Money    Prime
         Market Obligation Gov't Gov't II Treasury Treasury II
         ------ ---------- ----- -------- -------- -----------
Class A   1.00%    .20%     .25%   .20%     .20%       .25%
Class B   1.30%    .50%     .55%   .50%     .50%       .55%
Class C   1.50%    .70%     .75%   .70%     .70%       .75%

  In the event that the total annual expenses of a Portfolio, after reflecting a waiver of all fees by the Manager and Adviser, exceed the specified limita-tion, the Manager has agreed to bear such excess.
  SEI Financial Services Company ("SFS") acts as a distributor of the shares of the Trust under a distribution plan which provides for the Trust to reimburse SFS for its distribution expenses. Such expenses may not exceed .30% of the Portfolios' average daily net assets of Class A, .60% of the average daily net assets of Class B, .80% of the average daily net assets of Class C and .60% of the average daily net assets of Class D. Distribution expenses include the com-pensation and benefits of sales personnel incurred by SFS in connection with the promotion and sale of shares.
  Certain officers and/or Trustees of the Trust are also officers and/or Direc-tors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. Compensation of offi-cers and affiliated Trustees is paid by the Manager.

4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

Under an Investment Advisory Agreement dated September 30, 1983, Wellington Management Company serves as the Investment Adviser of the Trust on behalf of the "Money Market Portfolios." For its services, the Investment Adviser re-ceives a monthly fee equal to .075% of the combined daily net assets up to $500 million and .02% of such assets in excess of $500 million of the "Money Market Portfolios." Such fees are allocated daily on the basis of the relative net as-sets of each money market portfolio in the Trust. The Adviser has agreed to waive 50% of

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SEI Daily Income Trust -- July 31, 1995 (Unaudited) the fee otherwise due for the Prime Obligation, Government, Government II, Treasury and Treasury II Portfolios. In addition, the Adviser has voluntarily agreed to waive its remaining fee in an amount proportionate to the Manager's waiver of its fee.
  Under an Investment Advisory Agreement dated December 15, 1986, Wellington Management Company serves as the Investment Adviser of the Trust on behalf of the Short-Term Government, Intermediate-Term Government and GNMA Portfolios. Monthly fees are equal to .10% of the Portfolios' combined average daily net assets up to $500 million, .075% of the next $500 million of such assets and
 .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to waive its remaining fee in an amount proportionate to the Manager's waiver of its fee. Pursuant to an Investment Advisory Agreement dated August 4, 1993, Wellington Management Company serves as Investment Adviser for the Corpo-rate Daily Income Portfolio. Monthly fees are equal to .10% of the Portfolios' average daily net assets up to $500 million, .075% of the next $500 million and
 .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to waive its remaining fee in an amount proportionate to the Manager's waiver of its fee. Pursuant to an Investment Advisory Agreement dated June 30, 1994, Wellington Management Company serves as the Investment Adviser of the Trust on behalf of the Short-Term Mortgage Portfolio for a monthly fee equal to
 .10% of the Portfolio's average daily net assets.
  Comerica Bank (formerly Manufacturers National Bank of Detroit) acts as cus-todian of the Money Market Portfolio's securities under an agreement dated Sep-tember 22, 1983. CoreStates Bank, N.A. acts as the custodian of the Government, Government II, Prime Obligation, Treasury, Treasury II and "Fixed Income Port-folios" under an agreement dated August 30, 1985. The custodians play no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold in the Portfolios.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities for the period ended July 31, 1995, were as follows for the Fixed Income Portfolios:

                                INTER-
                 SHORT-        MEDIATE-
                  TERM           TERM                       CORPORATE        SHORT-
                GOVERN-        GOVERN-                        DAILY           TERM
                  MENT           MENT          GNMA          INCOME         MORTGAGE
                 (000)          (000)          (000)          (000)          (000)
                --------       --------       -------       ---------       --------
PURCHASES
 U.S.
  Government     $91,632       $109,326       $10,066        $55,788         $1,272
 Other                --             --            --          8,637             --
SALES
 U.S.
  Government    $132,941       $191,136       $46,298        $60,616         $2,704
 Other                --             --            --          6,878             --

  At July 31, 1995 the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized gain on securities in which there was an excess of market value over cost, the aggregate gross unrealized loss on securities in which there was an excess of cost over market value and the net unrealized gain/(loss) at July 31, 1995 for each "Fixed Income Portfolio" is as follows (in thousands):

                                 INTERMEDIATE-         CORPORATE
                      SHORT-TERM     TERM                DAILY   SHORT-TERM
                      GOVERNMENT  GOVERNMENT    GNMA    INCOME    MORTGAGE
                      ---------- ------------- ------  --------- ----------
Aggregate gross
 unrealized gain         $418       $3,411     $2,091    $  98      $29
Aggregate gross
 unrealized loss         (117)      (1,183)    (2,748)    (207)      (5)
                         ----       ------     ------    -----      ---
Net unrealized gain/
 (loss)                  $301       $2,228     $ (657)   $(109)     $24
                         ====       ======     ======    =====      ===

--------------------------------------------------------------------------------

6. SHAREHOLDER VOTING RESULTS

There was a special meeting scheduled for July 28, 1995 at which the sharehold-ers of the Money Market and Prime Obligation Portfolios (the "Portfolios") voted on a series of proposals (the "Proposals"). With respect to the Prime Ob-ligation Portfolio, the meeting was adjourned until August 3, 1995. Proposal III related solely to the Money Market Portfolio. Each Proposal and the results of the shareholder meeting are set forth below:

I. Proposal to approve the elimination of the fundamental policy requiring each portfolio to invest its assets solely in the securities listed as appropri-ate investments.


                MONEY           PRIME
                MARKET        OBLIGATION
              PORTFOLIO       PORTFOLIO
            -------------- ----------------
   For      145,629,802.00 1,583,847,565.17
   Against    1,648,601.00    69,605,552.00
   Abstain      232,253.00     3,157,829.00

II. Proposal to approve the elimination of the fundamental policy requiring each portfolio to invest in securities maturing in one year or less and to maintain an average weighted maturity of 120 days.

                MONEY           PRIME
                MARKET        OBLIGATION
              PORTFOLIO       PORTFOLIO
            -------------- ----------------
   For      146,934,842.00 1,635,230,466.17
   Against      343,561.00    18,505,201.00
   Abstain      232,253.00     3,156,616.00

III. Proposal to approve the elimination of the fundamental policy requiring the Money Market portfolio to concentrate its investments in obligations issued by the banking industry, consisting of U.S. dollar denominated ob-ligations of domestic banks and U.S. branches of foreign banks.

                MONEY
                MARKET
              PORTFOLIO
            --------------
   For      146,934,841.00
   Against      343,562.00
   Abstain      232,253.00

There were no broker non-votes submitted and no other proposals voted on at such meeting.

----------------------
SEI DAILY INCOME TRUST
----------------------
SEMI-ANNUAL REPORT
----------------------
July 31, 1995 (Unaudited)

Robert A. Nesher
Chairman

TRUSTEES
Richard F. Blanchard
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey

OFFICERS
David G. Lee
President and Chief Executive Officer
Carmen V. Romeo
Treasurer, Assistant Secretary
Todd Lipperman
Vice President, Assistant Secretary
Robert B. Carroll
Vice President, Assistant Secretary
Joseph M. Lydon
Vice President, Assistant Secretary
Kathryn L. Stanton
Vice President, Assistant Secretary
Jeffrey A. Cohen
Controller, Assistant Secretary
Sandra K. Orlow
Vice President, Assistant Secretary
Kevin P. Robins
Vice President, Assistant Secretary
Richard W. Grant
Secretary

INVESTMENT ADVISER
Wellington Management Company

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Financial Management Corporation

DISTRIBUTOR
SEI Financial Services Company

LEGAL COUNSEL
Morgan, Lewis & Bockius

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP

This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal. SEI Financial Services Company, the Distributor of the SEI Funds, is not affiliated with any bank.

For more information call 1.800.DIAL.SEI/1.800.342.5734

SEI-F-037-05